Document and Entity Information	Oct. 15, 2026	Aug. 31, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	STRATEGY INC
Amendment Flag	false
Entity Central Index Key	0001050446
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-42509
Entity Tax Identification Number	51-0323571
Entity Address, Address Line One	1850 Towers Crescent Plaza
Entity Address, City or Town	Tysons Corner
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(703)
Local Phone Number	848-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M10.00 Series A Perpetual Strife Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		10.00% Series A Perpetual Strife Preferred Stock, $0.001 par value per share
Trading Symbol		STRF
Security Exchange Name		NASDAQ
M10.00 Series A Perpetual Stride Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		10.00% Series A Perpetual Stride Preferred Stock, $0.001 par value per share
Trading Symbol		STRD
Security Exchange Name		NASDAQ
Variable Rate Series a Perpetual Stretch Preferred Stock, 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share
Trading Symbol		STRC
Security Exchange Name		NASDAQ
M 8.00 Series A Perpetual Strike Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title		8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share
Trading Symbol		STRK
Security Exchange Name		NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title		Class A common stock, $0.001 par value per share
Trading Symbol		MSTR
Security Exchange Name		NASDAQ